Capital Stock and Long-term Retention Plan - Reconciliation of shares (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	323,976.5	330,739.7
Forfeited	(6,865.0)	(652.5)
Acquired	(4,569.0)	(8,154.9)
Acquired		(1,483.0)
Released (in shares)	2,909.3	3,527.2
Outstanding at end of period (in shares)	315,451.8	323,976.5
Series "D" Shares
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	80,094.7	82,169.9
Forfeited	(2,053.6)	(195.2)
Acquired	(1,366.8)	(2,439.5)
Acquired		(443.6)
Released (in shares)	870.3	1,003.1
Outstanding at end of period (in shares)	77,544.6	80,094.7
Series "L" Shares
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	80,094.7	82,169.9
Forfeited	(2,053.6)	(195.2)
Acquired	(1,366.8)	(2,439.5)
Acquired		(443.6)
Released (in shares)	870.3	1,003.1
Outstanding at end of period (in shares)	77,544.6	80,094.7
Series "A" Shares
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	113,441.7	114,750.2
Forfeited	(1,466.9)	(139.4)
Acquired	(976.2)	(1,742.5)
Acquired		(316.9)
Released (in shares)	621.7	890.3
Outstanding at end of period (in shares)	111,620.3	113,441.7
Series "B" Shares
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	50,345.4	51,649.7
Forfeited	(1,290.9)	(122.7)
Acquired	(859.2)	(1,533.4)
Acquired		(278.9)
Released (in shares)	547.0	630.7
Outstanding at end of period (in shares)	48,742.3	50,345.4
CPOs
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	2,288.4	2,347.7
Forfeited	(58.7)	(5.6)
Acquired	(39.0)	(69.7)
Acquired		(12.7)
Released (in shares)	24.9	28.7
Outstanding at end of period (in shares)	2,215.6	2,288.4